Property and Equipment (Details) - Schedule of property and equipment - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Cost:
Property and Equipment, Gross	$ 6,741	$ 5,585
Less:
Accumulated depreciation	(4,013)	(3,479)
Property and Equipment, net	2,728	2,106
Laboratory Equipment [Member]
Cost:
Property and Equipment, Gross	2,765	1,882
Greenhouse Equipment [Member]
Cost:
Property and Equipment, Gross	713	713
Computer Equipment [Member]
Cost:
Property and Equipment, Gross	167	280
Office Furniture [Member]
Cost:
Property and Equipment, Gross	216	195
Leasehold Improvements [Member]
Cost:
Property and Equipment, Gross	2,629	2,431
Vehicles [Member]
Cost:
Property and Equipment, Gross	$ 251	$ 84